Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2024	2025
	USD	USD
Software	$432,429	$451,364
Total cost	$432,429	$451,364
Less: Accumulated amortization	(380,472)	(410,980)
Intangible assets, net	$51,957	$40,384